Equity - Narrative (Details) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Jul. 29, 2020 USD ($)	Dec. 31, 2021 USD ($) segment vote $ / shares shares	Dec. 31, 2020 USD ($) vote $ / shares shares	Dec. 31, 2017 $ / shares shares	Apr. 04, 2022 shares	Apr. 03, 2022 $ / shares
Disclosure of classes of share capital [line items]
Ordinary shares		$ 15	$ 14
Par value per share (in dollars per share) | $ / shares						$ 10.00
Share subdivision ratio						1.1425
Issued capital, preference shares		$ 85,714	85,714
Preference shares to ordinary shares conversion ratio		1
Maximum share price to trigger anti-dilution protection | $ / shares		$ 3.50
Capital surplus used to offset accumulated deficits			0
Capital Surplus
Disclosure of classes of share capital [line items]
Capital surplus used to offset accumulated deficits	$ 302,660		302,660
Ordinary Shares
Disclosure of classes of share capital [line items]
Ordinary shares		$ 15	$ 14
Number of shares issued and fully paid (in shares) | shares		144,067	135,166
Par value per share (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Number of votes per share | vote		1	1
Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares					75,025
Par value per share (in dollars per share) | $ / shares				$ 3.50
Number of votes per share | segment		1
Number of shares issued in the period | shares				85,714